Nature of Business and Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Nature Of Business And Basis Of Presentation [Abstract]
Nature of Business and Basis of Presentation
1. Nature of Business and Basis of Presentation
Nature of Business
Bowman Consulting Group Ltd. and its affiliates (“Bowman” or “we” or the “Company”) incorporated in the Commonwealth of Virginia on June 5, 1995, and reincorporated in the State of Delaware on November 13, 2020. Bowman is a professional services firm delivering innovative solutions to the marketplace of customers who own, develop and maintain the built environment. Within that arena, we provide planning, design, engineering, geomatics, survey, construction management, environmental consulting and land procurement services to markets that encompass the buildings in which people live, work and learn in. As well as the systems that provide water, electricity and other vital services, and the roads, bridges, and transportation systems used to get from place to place. We provide services to customers through fixed-price and time-and-material
based contracts containing multiple milestones and independently priced deliverables. Typically, contract awards are on a negotiated basis, ranging in value from a few thousand dollars to multiple millions of dollars and can have varying durations depending on the size, scope, and complexity of the project.
The Company’s workforce typically provides the full scope of engineering and other contract services. However, with respect to certain specialty services or other compliance requirements within a particular contract we may engage third-party sub-consultants.
The Company’s headquarters is located in Reston, VA and the Company has over 30 offices throughout the United States.
Initial Public Offering
On May 11, 2021, we closed on our initial public offering (“IPO”), in which we issued and sold 3,690,000 shares of our common stock at $14.00 per share, resulting in net proceeds of $48.0 million after deducting underwriting discounts and commissions, but before expenses of the IPO.
On June 4, 2021, the underwriters exercised their option to purchase an additional 115,925 shares of the Company’s common stock at the public offering price of $14.00 per share, resulting in additional gross proceeds of approximately $1.6 million. After giving effect to this partial exercise of the overallotment option, the total number of shares sold by Bowman in its initial public offering increased to 3,805,925 shares and gross proceeds increased to approximately $53.3 million. The exercise of the over-allotment option closed on June 8, 2021, at which time the Company received net proceeds of approximately $1.5 million after underwriting discounts and commissions.
Deferred offering costs consist primarily of accounting, legal, and other fees related to our IPO. Prior to the IPO, all deferred offering costs were capitalized within prepaid and other current assets in the consolidated balance sheet. After the IPO, $2.3 million of deferred offering costs were reclassified into shareholder’s equity as a reduction of the IPO proceeds. We capitalized $0.9 million of deferred offering costs within prepaid and other current assets in the consolidated balance sheet as of December 31, 2020.
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements and footnotes have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and applicable regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial information. In the opinion of management, the interim financial information includes all adjustments of a normal recurring nature necessary for a fair presentation of the results of operations, financial position, changes in shareholders’ equity and cash flows. The results of operations for the current period are not necessarily indicative of the results for the full year or the results for any future periods.
The unaudited condensed consolidated financial statements should be read in conjunction with the audited combined financial statements and related footnotes included in our final prospectus dated May 6, 2021, and filed with the SEC pursuant to Rule 424(b)(4) under the Securities Act of 1933, as amended.
The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

1. Nature of Business and Basis of Presentation
Nature of Business
Bowman Consulting Group Ltd. and its affiliates (“Bowman” or “we” or the “Company”) incorporated in the Commonwealth of Virginia on June 5, 1995 and reincorporated in the State of Delaware on November 13, 2020. Bowman is a professional services firm delivering innovative solutions to the marketplace of customers who own, develop and maintain the built environment. Within that arena, we provide planning, design, engineering, geomatics, survey, construction management, environmental consulting and land procurement services to markets that encompass the buildings people live, work and learn in, the systems that provide water, electricity and other vital services, and the roads, bridges, and transportation systems used to get from place to place. We provide services to customers through fixed-price and time-and-material
based contracts containing multiple milestones and independently priced deliverables. Typically, contract awards are on a negotiated basis, ranging in value from a few thousand dollars to multiple million dollars and can have varying durations depending on the size, scope, and complexity of the project.
The Company’s workforce typically provides the full scope of engineering and other contract services. With respect to certain specialty services within a particular contract, however, we may engage the assistance of third-party sub-consultants.
The Company’s headquarters are located in Reston, VA and the Company has 32 offices, throughout the United States.
Basis of Presentation
The accompanying combined financial statements include the accounts of the Company and its subsidiaries Bowman Environmental LC (BELC), Bowman International, Inc. (BII), Bowman Consulting Mexico, LLC (BCM), Bowman North Carolina Ltd. (BNCL). In addition, the financials include Bowman Consulting NC PC (NCPC), Omland Engineering, Land Survey and Landscape Architecture Associates, P.C. (BNY), and Bowman Consulting Group DC PC (DCPC), entities combined with the Company as of December 31, 2019 and 2020 based on common control. The Company eliminates all significant intercompany balances and transactions in its combined financial statements. Founded in Sonora, Mexico in 2017, BCM provides services to the Company exclusively. BELC, BII and BCM had minimal or no activity during the year ended December 31, 2019 and 2020. DCPC was incorporated in the District of Columbia in August 2014 and is owned by Gary Bowman (our founder, Chairman and CEO). NCPC was incorporated in the Commonwealth of Virginia in September 2019 and is owned for licensing purposes by Gary Bowman, Mike Bruen (our Chief Operating Officer) and another Company shareholder. BNY was incorporated in New Jersey in October 2002 and was subsequently acquired for licensing purposes by Gary Bowman in October 2014. For the years ended December 31, 2019 and 2020, BNY’s contribution to our results of operations was not material. DCPC, NCPC and BNY provide services like those of the Company focused on projects located in the District of Columbia, North Carolina and New York, respectively. Effective January 1, 2021, we will no longer combine the results of BNY. As such, we will represent our results as Consolidated starting January 1, 2021.
Each state establishes licensing and organizational requirements for our services. Certain states allow only one individual and individually owned professional services corporations to hold licenses. In those states there sometimes exist grandfathering exemptions that allow corporations to hold licenses. In the event a state does not allow a corporation to hold a license, we have in the past formed professional services corporations owned by Mr. Bowman and other employees to facilitate our ability to work in such states, with two such states being North Carolina and New York. In connection with our initial public offering, we purchased a qualified North Carolina corporation (see Consolidating Transactions). To the extent we cannot adequately satisfy a state’s licensing requirements, we do not operate in that state.
On December 22, 2020, the Company acquired HE Wilson Liquidations, Inc., a company incorporated on March 28, 1956 in North Carolina. Concurrent with the acquisition, the Company renamed HE Wilson Liquidations, Inc. as Bowman North Carolina Ltd. (BNCL).
On December 31, 2020, the Company acquired directly the assets of DCPC and NCPC.